Share capital – as restated	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Share capital – as restated

15	Share capital – as restated

	2025	2024	2025	2024
	Number	Number	€	€
Ordinary share capital authorized Par value of €.01	100,000,000	100,000,000	1,000,000	1,000,000

Issued and fully paid Par value of €.01	25,000,000	25,000,000	250,000	250,000

Shares Issued and Fully Paid	2025	2024

As of January 1,	25,000,000	20,000,000
Additions	–	5,000,000
As of December 31,	25,000,000	25,000,000

On November 29, 2022, the Company was formed with an initial issuance of 12,258,458 shares of stock at € .01 par value for a total of € 122,585.

During 2023, the Company completed the February 2023 common-control transaction pursuant to which intellectual property was transferred from Davion Healthcare Limited (United Kingdom) to the Company. In connection with the overall transaction, the Company’s issued share capital was reorganised such that 12,258,458 ordinary shares were held by the relevant shareholders and an additional 7,741,542 ordinary shares were issued at €0.01 par value, resulting in 20,000,000 ordinary shares in issue. The intellectual property transferred in the transaction has been recognised separately at its predecessor carrying amount, as described in Note 7.

During the year ended 2024, the Company issued 4,401,800 shares of stock to various creditors and shareholders in exchange of amounts due to them of €919,663 and issued 598,246 shares of stock to its officers in exchange for amounts due to them of €5,600,000.

The Company is not subject to any externally imposed capital requirements.